Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Planet Image International Limited
Trading Symbol	YIBO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001868395
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41928
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 756 Guangfu Road
Entity Address, Address Line Two	Hi-tech Development Zone
Entity Address, City or Town	Xinyu City
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares, par value HK$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Entity Address, Postal Zip Code	338004
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 756 Guangfu Road
Entity Address, Address Line Two	Hi-tech Development Zone
Entity Address, City or Town	Xinyu City
Entity Address, Country	CN
Contact Personnel Name	Shaofang Weng
City Area Code	+86
Local Phone Number	0790-7138216
Contact Personnel Email Address	dnuf@goaster.com
Entity Address, Postal Zip Code	338004
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	26,315,800
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	26,315,800